Earnings (loss) per share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Wag Labs, Inc.
Earnings (loss) per share

12.Earnings (loss) per share

The following table shows the computation of basic and diluted earnings per share for June 30, 2022 and June 30, 2021 (in thousands, except share data):

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Numerator:
Net loss attributable to common stockholders	$(1,090)	(2,434)	$(3,440)	$(5,141)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders	6,305,282	5,638,678	6,301,362	5,636,666
Net income (loss) per share attributable to common stockholders, basic and diluted	$(0.17)	(0.43)	$(0.55)	$(0.91)

The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six months ended June 30,
	2022	2021
Series Seed convertible preferred shares	4,502,881	4,502,881
Series A convertible preferred shares	6,072,815	6,072,815
Series B convertible preferred shares	6,694,033	6,694,033
Series C convertible preferred shares	7,275,657	7,275,657
Series P convertible preferred shares	1,100,000	—
Options and RSUs issued and outstanding	7,715,118	7,866,061
Warrants issued and outstanding	91,310	91,310
Total	33,451,814	32,502,757

13.Loss per share

The following table shows the computation of basic and diluted loss per share for 2021 and 2020 (in thousands, except share data):

	Year Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(6,311)	$(18,839)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders	5,908,062	5,623,515
Net loss per share attributable to common stockholders, basic and diluted	$(1.07)	$(3.35)

The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive are as follows:

	2021	2020
Series Seed convertible preferred shares	4,502,881	4,502,881
Series A convertible preferred shares	6,072,815	6,072,815
Series B convertible preferred shares	6,694,033	6,694,033
Series C convertible preferred shares	7,275,657	7,275,657
Options and RSUs issued and outstanding	7,754,650	7,383,320
Warrants issued and outstanding	91,310	91,310
Total	32,391,346	32,020,016